RiverNorth Opportunities Fund, Inc.

Statement of Investments

October 31, 2021 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (58.20%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	396,945	$3,302,582
Barings Corporate Investors	214,663	3,436,755
Barings Participation Investors	244,356	3,430,758
Blackrock Capital Allocation Trust	114,331	2,302,626
Blackrock Health Sciences Trust II	42,487	1,136,527
BlackRock Innovation & Growth Trust	253,599	4,666,222
Blackrock Science & Technology Trust(a)	100,201	5,477,989
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	25,464	311,425
Calamos Long/Short Equity & Dynamic Income Trust(a)	195,901	4,051,233
DTF Tax-Free Income, Inc.	201,809	2,877,796
Eaton Vance Floating-Rate Income Plus Fund(b)	227,905	187,828
First Eagle Senior Loan Fund(b)	24,060	25,744
First Trust Senior Floating Rate 2022 Target Term Fund	956,636	9,269,803
Guggenheim Strategic Opportunities Fund	91,409	1,744,086
High Income Securities Fund	100	882
Highland Income Fund	18,574	211,558
Invesco Dynamic Credit Opportunities Fund	568,170	7,090,762
Invesco Senior Income Trust(a)	354,557	1,591,961
Kayne Anderson Midstream/Energy Fund, Inc.	248,410	1,890,400
Mexico Equity and Income Fund, Inc.(c)	53,595	457,165
Miller/Howard High Dividend Fund(a)	527,481	5,433,054
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	1,081,663	6,241,196
NexPoint Credit Strategies Fund	224,726	3,413,588
Nuveen Dynamic Municipal Opportunities Fund	108,814	1,701,851
Nuveen High Income November 2021 Target Term Fund	791,661	7,449,530
Pershing Square Holdings Ltd.	283,883	11,383,708
PIMCO Energy & Tactical Credit Opportunities Fund(a)	629,147	8,229,243
Pioneer Municipal High Income Fund Trust	116,789	1,421,322
Saba Capital Income & Opportunities Fund	2,482,739	11,594,391
Special Opportunities Fund, Inc.	375,543	5,959,867
Sprott Physical Gold and Silver Trust(c)	465,041	8,403,291
Tortoise Midstream Energy Fund(c)	55,883	1,799,992
Tortoise Pipeline & Energy Fund, Inc.	58,605	1,456,334
Virtus AllianzGI Convertible & Income Fund II(a)	383,362	2,073,988
Voya Emerging Markets High Income Dividend Equity Fund	126,120	913,109

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $120,511,967)		130,938,566

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (1.91%)
First Eagle Alternative Capital BDC, Inc.	903,281	4,290,585

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $3,861,630)		4,290,585

Description	Shares	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (0.39%)
XAI Octagon Floating Rate Alternative Income Term Trust, 6.50%, 3/31/26	33,699	870,445

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $842,093)		870,445

Description	Rate	Maturity Date	Principal Amount/Shares	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (5.31%)
First Eagle Alternative Capital BDC, Inc.	5.000%	05/25/26	130,418	$3,423,473
First Eagle Alternative Capital BDC, Inc.	6.125%	10/30/23	45,456	1,144,441
Oxford Square Capital Corp.	6.500%	03/30/24	117,106	2,965,124
PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	$3,280,000	3,296,854
PennantPark Investment Corp.	5.500%	10/15/24	30,781	771,372
WhiteHorse Finance, Inc.	6.500%	11/30/25	13,169	336,073
				11,937,337

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $11,419,222)				11,937,337

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
CONVERTIBLE CORPORATE BONDS (2.05%)
BlackRock Capital Investment Corp.	5.000%	06/15/22	$1,760,565	1,784,769
BlackRock TCP Capital Corp.	4.625%	03/01/22	699,500	709,993
Goldman Sachs BDC, Inc.	4.500%	04/01/22	500,000	507,500
New Mountain Finance Corp.	5.750%	08/15/23	1,493,450	1,605,533

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,242,704)				4,607,795

CORPORATE BONDS (0.34%)
Business Development Corp. of America(d)	4.850%	12/15/24	725,000	775,283

TOTAL CORPORATE BONDS
(Cost $725,000)				775,283

Description	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (24.84%)(c)
26 Capital Acquisition Corp.	6,044	59,654
7GC & Co. Holdings, Inc.	2,490	24,302
890 5th Avenue Partners, Inc.	4,926	49,112
ABG Acquisition Corp. I	1,698	16,581
Accelerate Acquisition Corp.	27,090	263,857
Accretion Acquisition Corp.	33,634	341,049
Ace Global Business Acquisition, Ltd.	23,244	234,067
Achari Ventures Holdings Corp. I	28,750	290,950
Ackrell Spac Partners I Co.	26,282	264,660
Adit EdTech Acquisition Corp.	28,640	278,954
Advanced Merger Partners, Inc.	634	6,182
AF Acquisition Corp.	41,970	408,788
African Gold Acquisition Corp.	424	4,130
Agba Acquisition, Ltd.	30,883	338,478
Aldel Financial, Inc.	41,462	418,352
Alpine Acquisition Corp.	54,048	550,209
AltEnergy Acquisition Corp.	23,793	239,120
Altitude Acquisition Corp.	5,136	50,795
American Acquisition Opportunity, Inc.	27,090	270,629
America's Technology Acquisition Corp.	18,890	190,317
Apollo Strategic Growth Capital	30,336	297,900
Archimedes Tech SPAC Partners Co.	54,093	531,464
Argus Capital Corp.	14,068	143,072
Aries I Acquisition Corp.	30,180	301,196

Description	Shares	Value (Note 2)
Artisan Acquisition Corp.	23,946	$236,586
Astrea Acquisition Corp.	10,062	99,614
Athlon Acquisition Corp.	54,212	529,651
Atlantic Avenue Acquisition Corp.	33,230	326,319
Atlas Crest Investment Corp. II	4,193	40,966
Austerlitz Acquisition Corp. I	44,508	444,190
Austerlitz Acquisition Corp. II	49,365	483,284
Authentic Equity Acquisition Corp.	2,418	23,575
Avalon Acquisition, Inc.	109,049	1,101,395
B Riley Principal 250 Merger Corp.	2,380	24,086
Bannix Acquisition Corp.	51,497	538,659
Better World Acquisition Corp.	29,581	299,656
Big Sky Growth Partners, Inc.	23,844	234,387
Biotech Acquisition Co.	47,978	469,225
Bison Capital Acquisition Corp.	17,396	173,090
Black Mountain Acquisition Corp.	39,233	396,253
Blockchain Moon Acquisition Corp.	28,817	293,069
Blue Safari Group Acquisition Corp.	49,546	492,487
BlueRiver Acquisition Corp.	173	1,691
Breeze Holdings Acquisition Corp.	21,512	218,132
Bright Lights Acquisition Corp.	11,234	109,531
Brilliant Acquisition Corp.	11,614	117,766
Build Acquisition Corp.	27,078	264,010
Burgundy Technology Acquisition Corp.	25,350	252,993
Cactus Acquisition Corp. 1, Ltd.	47,585	477,753
Capstar Special Purpose Acquisition Corp.	3,882	38,626
CC Neuberger Principal Holdings II, Class A	31,700	312,879
CC Neuberger Principal Holdings III	9,338	91,700
CF Acquisition Corp. IV	2,490	24,402
CF Acquisition Corp. V	4,349	44,729
CF Acquisition Corp. VI	1,695	16,527
CF Acquisition Corp. VIII	27,072	269,096
Churchill Capital Corp. VI	49,545	485,541
Churchill Capital Corp. VII	45,420	446,933
CIIG Capital Partners II, Inc.	28,306	287,023
Clarim Acquisition Corp.	3,479	34,095
Class Acceleration Corp.	6,045	59,000
Colicity, Inc.	1,709	16,715
Colombier Acquisition Corp.	42,080	408,177
Concord Acquisition Corp.	11,516	126,446
Corazon Capital V838 Monoceros Corp.	19,198	187,373
Corner Growth Acquisition Corp.	6,261	61,358
COVA Acquisition Corp.	4,342	42,291
D & Z Media Acquisition Corp.	1,062	10,354
Data Knights Acquisition Corp.	35,695	360,519
DD3 Acquisition Corp. II	30,712	306,506
Deep Lake Capital Acquisition Corp.	246	2,406
Deep Medicine Acquisition Corp.	28,601	287,726
Delwinds Insurance Acquisition Corp.	41,410	408,717
DHC Acquisition Corp.	17,065	166,725
DiamondHead Holdings Corp.	212	2,065
DILA Capital Acquisition Corp.	50,541	493,280
Direct Selling Acquisition Corp.	35,317	356,702
dMY Technology Group, Inc. VI	12,897	131,549
DTRT Health Acquisition Corp.	53,144	542,069
Dune Acquisition Corp.	18,958	187,874
East Resources Acquisition Co.	27,990	275,701
East Stone Acquisition Corp.	41,399	423,512

Description	Shares	Value (Note 2)
Edify Acquisition Corp.	28,306	$276,550
EdtechX Holdings Acquisition Corp. II	12,606	126,186
Empowerment & Inclusion Capital I Corp.	13,658	133,507
Enterprise 4.0 Technology Acquisition Corp.	9,605	97,010
EQ Health Acquisition Corp.	4,349	42,447
Eucrates Biomedical Acquisition Corp.	24,174	236,422
ExcelFin Acquisition Corp.	9,609	96,859
Far Peak Acquisition Corp.	37,839	414,715
Fast Acquisition Corp. II	3	30
FAST Acquisition Corp. II	27,116	265,466
Fintech Evolution Acquisition Group	1,706	16,549
First Trust Dynamic Europe Equity Income Fund	52,735	698,211
Flame Acquisition Corp.	4,258	41,601
Foresight Acquisition Corp.	8,448	84,311
Fortistar Sustainable Solutions Corp.	8,682	84,736
Fortress Value Acquisition Corp. III	6,185	60,398
FoxWayne Enterprises Acquisition Corp.	12,095	119,982
FS Development Corp. II	849	8,592
Fusion Acquisition Corp. II	8,540	83,180
G Squared Ascend II, Inc.	25,270	247,899
GigCapital4, Inc.	12,657	126,190
GigCapital5, Inc.	42,380	435,031
GigInternational1, Inc.	48,296	479,096
Glass Houses Acquisition Corp.	3,999	39,930
Global Consumer Acquisition Corp.	24,752	245,540
Global SPAC Partners Co.	40,780	407,188
Globis Acquisition Corp.	37,823	382,012
Golden Falcon Acquisition Corp.	2,528	24,749
Goldenbridge Acquisition, Ltd.	29,011	287,209
Gores Holdings VII, Inc.	11,060	109,273
Gores Metropoulos II, Inc.	4,030	40,381
Graf Acquisition Corp. IV	48,324	471,161
Greenrose Acquisition Corp.	74,128	685,684
Growth Capital Acquisition Corp.	21,746	216,373
Healthcare Capital Corp.	6,044	60,017
Healthcare Services Acquisition Corp.	1,866	18,212
HealthCor Catalio Acquisition Corp.	1,736	17,325
Hennessy Capital Investment Corp. V	28,420	287,042
IG Acquisition Corp.	30,762	303,621
Ignyte Acquisition Corp.	3,466	34,001
Industrial Human Capital, Inc.	19,240	195,478
Innovative International Acquisition Corp.	14,300	144,001
InterPrivate II Acquisition Corp.	4,801	47,146
InterPrivate III Financial Partners, Inc.	5,335	53,030
Isleworth Healthcare Acquisition Corp.	39,372	387,027
Isos Acquisition Corp.	25,629	257,571
ITHAX Acquisition Corp.	4,332	42,237
Jack Creek Investment Corp.	9,700	94,769
Jaws Mustang Acquisition Corp.	44,988	442,232
Kadem Sustainable Impact Corp.	27,306	265,414
Kairos Acquisition Corp.	9,996	97,661
Kensington Capital Acquisition Corp. V	41,939	438,263
Khosla Ventures Acquisition Co. III	16,886	166,665
Kingswood Acquisition Corp.	20,076	203,169
KINS Technology Group, Inc.	12,594	125,625
KKR Acquisition Holdings I Corp.	28,335	277,400
KL Acquisition Corp.	1,406	13,723
KludeIn I Acquisition Corp.	8,544	84,158

Description	Shares	Value (Note 2)
L&F Acquisition Corp.	18,120	$181,834
Lakeshore Acquisition I Corp.	20,160	197,971
Learn CW Investment Corp.	9,575	96,468
LightJump Acquisition Corp.	28,126	277,604
Lionheart Acquisition Corp. II	33,322	331,887
LMF Acquisition Opportunities, Inc.	31,863	317,993
Longview Acquisition Corp. II	4,025	40,129
M3-Brigade Acquisition III Corp.	19,192	191,920
Malacca Straits Acquisition Co., Ltd.	11,182	111,373
Maquia Capital Acquisition Corp.	27,289	273,982
Marlin Technology Corp.	2,466	24,167
MCAP Acquisition Corp.	4,269	42,391
MDH Acquisition Corp.	16,912	167,091
Medicus Sciences Acquisition Corp.	8,473	82,442
Merida Merger Corp. I	61,365	662,742
Minority Equality Opportunities Acquisition, Inc.	50,249	520,077
Model Performance Acquisition Corp.	40,612	408,963
Monterey Bio Acquisition Corp.	41,579	424,106
Monument Circle Acquisition Corp.	2,448	23,892
Moringa Acquisition Corp.	5,095	49,473
Mount Rainier Acquisition Corp.	49,577	501,719
Mountain Crest Acquisition Corp. II	3,461	32,190
Mountain Crest Acquisition Corp. III	48,112	475,106
New Vista Acquisition Corp.	169	1,650
Newbury Street Acquisition Corp.	42,162	411,079
Newcourt Acquisition Corp.	19,240	194,132
NextGen Acquisition Corp. II	27,220	273,289
Noble Rock Acquisition Corp.	12,685	123,933
Nocturne Acquisition Corp.	36,206	361,698
North Atlantic Acquisition Corp.	10,769	105,214
OceanTech Acquisitions I Corp.	48,836	487,872
Omega Alpha SPAC	280	2,736
Omnichannel Acquisition Corp.	20,080	199,794
OPY Acquisition Corp. I	57,201	570,866
Orion Biotech Opportunities Corp.	42,045	413,092
Osiris Acquisition Corp.	47,892	467,186
Oxbridge Acquisition Corp.	52,752	545,456
Oxus Acquisition Corp.	53,236	552,057
Oyster Enterprises Acquisition Corp.	18,143	177,257
Pacifico Acquisition Corp.	49,847	510,932
Periphas Capital Partnering Corp.	10,140	247,416
Petra Acquisition, Inc.	29,221	295,717
Phoenix Biotech Acquisition Corp.	10,589	107,055
PHP Ventures Acquisition Corp.	51,134	533,328
Pivotal Investment Corp. III	168	1,647
Post Holdings Partnering Corp.	12,159	118,429
Priveterra Acquisition Corp.	6,751	66,025
Progress Acquisition Corp.	8,439	82,702
Project Energy Reimagined Acquisition Corp.	38,069	378,787
Property Solutions Acquisition Corp. II	60,171	586,066
PropTech Investment Corp. II	12,488	122,008
Prospector Capital Corp.	1,406	13,723
Pyrophyte Acquisition Corp.	4,766	48,184
Quantum FinTech Acquisition Corp.	30,397	298,803
Recharge Acquisition Corp.	15,380	151,954
RedBall Acquisition Corp.	19,827	200,253
RMG Acquisition Corp. III	347	3,380
Sanaby Health Acquisition Corp. I	9,583	96,692

Description	Shares	Value (Note 2)
Sandbridge X2 Corp.	17,371	$169,369
ScION Tech Growth I	6,261	61,420
ScION Tech Growth II	40,699	396,815
Senior Connect Acquisition Corp. I	48,836	478,104
Seven Oaks Acquisition Corp.	36,908	367,973
Silver Spike Acquisition Corp. II	6,760	65,842
Spartan Acquisition Corp. III, Class A	19,528	194,889
SPK Acquisition Corp.	46,987	464,232
Sports Entertainment Acquisition Corp.	31,852	356,424
SportsMap Tech Acquisition Corp.	14,408	145,521
SportsTek Acquisition Corp.	12,737	123,804
Sustainable Development Acquisition I Corp.	2,738	26,832
SVF Investment Corp.	281	2,796
SVF Investment Corp. 2	268	2,675
SVF Investment Corp. 3	36,465	364,285
Tailwind Acquisition Corp.	13,098	128,360
Tailwind International Acquisition Corp.	3,390	33,052
Tastemaker Acquisition Corp.	33,890	333,478
Tech and Energy Transition Corp.	27,052	263,757
Tekkorp Digital Acquisition Corp.	24,288	238,265
Thayer Ventures Acquisition Corp.	44,510	451,776
Thimble Point Acquisition Corp.	34,158	341,238
Thrive Acquisition Corp.	9,609	97,051
TKB Critical Technologies 1	1,906	19,193
Trebia Acquisition Corp.	26,422	263,163
Tristar Acquisition I Corp.	39,232	390,358
Tuscan Holdings Corp. II	92,638	939,349
Twelve Seas Investment Co. II	6,832	66,476
USHG Acquisition Corp.	851	8,306
VectoIQ Acquisition Corp.	4	40
VectoIQ Acquisition Corp. II	1,400	13,692
Ventoux CCM Acquisition Corp.	35,388	353,880
Venus Acquisition Corp.	16,878	169,455
Vickers Vantage Corp. I	70,218	703,584
Vistas Media Acquisition Co., Inc.	25,796	260,540
Viveon Health Acquisition Corp.	32,618	326,506
Waverley Capital Acquisition Corp. 1	51,496	509,810
WinVest Acquisition Corp.	52,742	537,968
Worldwide Webb Acquisition Corp.	49,336	489,906
Yellowstone Acquisition Co.	24,288	246,037
Z-Work Acquisition Corp.	1,739	16,973

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $54,180,322)		55,880,183

RIGHTS (0.11%)(c)
Agba Acquisition, Ltd., Strike Price $11.50, Expires 12/31/49	30,883	8,647
Alberton Acquisition Corp., Strike Price $0.01, Expires 12/31/49	22,730	13,865
Allegro Merger Corp., Strike Price $11.50, Expires 12/31/49	24,649	–
Benessere Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/49	37,712	17,725
Blue Safari Group Acquisition Corp., Strike Price $0.01, Expires 09/24/26	49,546	17,341
Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/27	21,512	5,055

Description	Shares	Value (Note 2)
Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/25	11,614	$4,646
East Stone Acquisition Corp., Strike Price $11.50, Expires 12/31/26	41,399	15,827
Goldenbridge Acquisition, Ltd., Strike Price $11.50, Expires 10/28/25	58,022	17,407
Model Performance Acquisition Corp., Strike Price $0.01, Expires 04/29/26	60,918	36,551
Mountain Crest Acquisition Corp. III, Strike Price $0.01, Expires 05/15/26	48,112	28,867
Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/25	36,206	17,198
SPK Acquisition Corp., Strike Price $0.01, Expires 12/31/49	46,987	16,445
Ventoux CCM Acquisition Corp., Strike Price $0.01, Expires 12/31/49	35,388	6,681
Venus Acquisition Corp., Strike Price $0.01, Expires 02/02/22	33,756	16,042
Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/49	32,618	6,824
Yunhong International, Strike Price $10.07, Expires 01/31/27	49,212	15,256

TOTAL RIGHTS
(Cost $201,651)		244,377

WARRANTS (0.77%)(c)
26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/27	3,022	2,418
7GC & Co. Holdings, Inc., Strike Price $11.50, Expires 12/31/26	1,245	909
890 5th Avenue Partners, Inc., Strike Price $11.50, Expires 12/31/27	1,642	1,839
Accelerate Acquisition Corp., Strike Price $11.50, Expires 12/31/27	9,030	8,759
Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/27	23,244	11,320
Ackrell Spac Partners I Co., Strike Price $11.50, Expires 12/01/26	13,141	9,585
Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/27	14,320	10,883
Advanced Merger Partners, Inc., Strike Price $11.50, Expires 06/30/26	105	90
AF Acquisition Corp, Strike Price $11.50, Expires 03/31/28	13,990	9,375
African Gold Acquisition Corp., Strike Price $11.50, Expires 03/13/28	318	186
Agba Acquisition, Ltd., Strike Price $11.50, Expires 05/10/24	30,883	8,647
AgileThought, Inc., Strike Price $11.50, Expires 08/23/26	46,360	44,047
Aldel Financial, Inc., Strike Price $11.50, Expires 12/31/27	20,731	43,328
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/25	24,649	–
Altitude Acquisition Corp., Strike Price $11.50, Expires 11/30/27	698	544
American Acquisition Opportunity, Inc., Strike Price $11.50, Expires 05/28/26	13,545	9,481
America's Technology Acquisition Corp., Strike Price $11.50, Expires 12/31/27	9,445	5,478
Apollo Strategic Growth Capital, Strike Price $11.50, Expires 10/29/27	10,112	9,606
Arbe Robotics, Ltd., Strike Price $11.50, Expires 10/07/26	33,034	31,382

Description	Shares	Value (Note 2)
Archimedes Tech SPAC Partners, Strike Price $11.50, Expires 12/31/27	13,523	$10,480
Aries I Acquisition Corp., Strike Price $11.50, Expires 05/07/23	15,090	12,374
Artisan Acquisition Corp., Strike Price $11.50, Expires 12/31/28	7,982	8,062
Astrea Acquisition Corp., Strike Price $11.50, Expires 01/13/26	5,031	3,466
Athlon Acquisition Corp., Strike Price $11.50, Expires 03/05/26	27,106	18,974
Atlantic Avenue Acquisition Corp., Strike Price $11.50, Expires 12/31/25	16,615	11,630
Austerlitz Acquisition Corp. I, Strike Price $11.50, Expires 02/19/26	11,127	21,030
Austerlitz Acquisition Corp. II, Strike Price $11.50, Expires 12/31/27	12,341	13,822
Authentic Equity Acquisition Corp., Strike Price $11.50, Expires 12/31/27	1,209	843
Babylon Holdings, Ltd./Jersey, Strike Price $0.01, Expires 10/21/26	929	1,495
Better World Acquisition Corp., Strike Price $11.50, Expires 11/15/27	29,581	23,369
Big Sky Growth Partners, Inc., Strike Price $11.50, Expires 02/26/23	5,961	4,948
Biotech Acquisition Co., Strike Price $11.50, Expires 11/30/27	23,989	16,073
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 08/31/27	8,698	5,828
BlueRiver Acquisition Corp., Strike Price $11.50, Expires 01/04/26	57	42
Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/27	21,512	16,026
Bright Lights Acquisition Corp., Strike Price $11.50, Expires 01/01/28	5,617	4,774
Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/25	6,735	3,153
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/23	9,026	6,134
Burgundy Technology Acquisition Corp., Strike Price $11.50, Expires 10/05/25	12,675	9,126
Capstar Special Purpose Acquisition Corp., Strike Price $11.50, Expires 07/09/27	1,941	1,923
CC Neuberger Principal Holdings II, Strike Price $11.50, Expires 07/29/25	7,925	8,480
CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/27	1,867	2,184
CF Acquisition Corp. IV, Strike Price $11.50, Expires 12/14/25	830	639
CF Acquisition Corp. VI, Strike Price $11.50, Expires 02/18/28	423	381
CF Acquisition Corp. VIII, Strike Price $11.50, Expires 12/31/27	6,768	5,414
Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/27	9,909	12,238
Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/28	9,084	10,901
Cipher Mining, Inc., Strike Price $11.50, Expires 10/22/25	5,872	13,329

Description	Shares	Value (Note 2)
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/27	1,159	$742
Clarus Therapeutics Holdings, Inc., Strike Price $11.50, Expires 08/31/27	17,581	10,549
Class Acceleration Corp., Strike Price $11.50, Expires 03/31/28	3,022	1,934
Colicity, Inc., Strike Price $11.50, Expires 12/31/27	341	283
Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/28	14,026	9,747
Concord Acquisition Corp., Strike Price $11.50, Expires 11/28/25	5,758	14,395
Corazon Capital V838 Monoceros Corp., Strike Price $11.50, Expires 12/31/28	6,399	5,183
Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/27	2,087	1,857
COVA Acquisition Corp., Strike Price $11.50, Expires 12/31/27	2,171	1,356
D & Z Media Acquisition Corp., Strike Price $11.50, Expires 12/31/27	354	259
Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/28	35,695	18,204
DD3 Acquisition Corp. II, Strike Price $11.50, Expires 12/10/27	15,356	25,952
Deep Lake Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/27	123	87
Delwinds Insurance Acquisition Corp., Strike Price $11.50, Expires 08/01/27	20,705	13,664
DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/27	5,688	4,834
DiamondHead Holdings Corp., Strike Price $11.50, Expires 01/28/28	53	37
DILA Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/28	50,541	32,854
Dune Acquisition Corp., Strike Price $11.50, Expires 10/29/27	9,479	8,323
East Resources Acquisition Co., Strike Price $11.50, Expires 07/01/27	13,995	11,196
Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/27	14,153	6,872
EdtechX Holdings Acquisition Corp. II, Strike Price $11.50, Expires 06/15/27	6,303	3,278
Empowerment & Inclusion Capital I Corp., Strike Price $11.50, Expires 01/12/28	6,829	4,507
EQ Health Acquisition Corp., Strike Price $11.50, Expires 02/02/28	2,174	1,283
Eucrates Biomedical Acquisition Corp., Strike Price $11.50, Expires 12/14/25	8,058	6,848
Evolv Technologies Holdings, Inc., Strike Price $11.50, Expires 07/16/26	27,277	32,187
Far Peak Acquisition Corp., Strike Price $11.50, Expires 12/07/25	12,613	41,371
FAST Acquisition Corp. II, Strike Price $11.50, Expires 03/16/26	6,779	6,779
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/28	568	391
Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/28	2,129	1,448
Foresight Acquisition Corp., Strike Price $11.50, Expires 01/31/27	2,816	3,520

Description	Shares	Value (Note 2)
Fortistar Sustainable Solutions Corp., Strike Price $11.50, Expires 12/31/27	4,341	$3,038
Fortress Value Acquisition Corp. III, Strike Price $11.50, Expires 12/31/27	1,236	1,298
FoxWayne Enterprises Acquisition Corp., Strike Price $11.50, Expires 01/12/26	12,095	6,437
Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/27	2,846	1,987
G Squared Ascend II, Inc., Strike Price $11.50, Expires 12/31/26	8,423	6,318
GigCapital4, Inc., Strike Price $11.50, Expires 12/31/28	4,219	4,219
GigInternational1, Inc., Strike Price $11.50, Expires 12/31/28	24,148	16,662
Ginkgo Bioworks Holdings, Inc., Strike Price $11.50, Expires 12/31/27	8,936	34,225
Global Consumer Acquisition Corp., Strike Price $11.50, Expires 12/31/27	12,376	6,634
Global SPAC Partners Co., Strike Price $11.50, Expires 11/30/27	20,390	9,581
Globis Acquisition Corp., Strike Price $11.50, Expires 11/01/25	37,823	31,696
Golden Falcon Acquisition Corp., Strike Price $11.50, Expires 11/04/26	1,264	908
Gores Metropoulos II, Inc., Strike Price $11.50, Expires 01/31/28	806	1,467
Graf Acquisition Corp. IV, Strike Price $11.50, Expires 05/31/28	9,664	8,311
Greenrose Acquisition Corp., Strike Price $11.50, Expires 05/11/24	74,128	49,666
Growth Capital Acquisition Corp., Strike Price $11.50, Expires 06/01/27	10,873	10,003
Healthcare Capital Corp., Strike Price $11.50, Expires 03/08/25	3,022	2,266
Healthcare Services Acquisition Corp., Strike Price $11.50, Expires 12/31/27	933	606
Hennessy Capital Investment Corp. V, Strike Price $11.50, Expires 01/11/26	7,105	12,078
IG Acquisition Corp., Strike Price $11.50, Expires 10/05/27	15,381	15,689
Ignyte Acquisition Corp., Strike Price $11.50, Expires 12/31/27	1,733	1,196
InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/28	960	955
InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/27	1,067	1,179
Isleworth Healthcare Acquisition Corp., Strike Price $11.50, Expires 08/02/27	19,686	11,300
Isos Acquisition Corp., Strike Price $11.50, Expires 03/01/26	8,543	14,267
ITHAX Acquisition Corp., Strike Price $11.50, Expires 12/31/27	2,166	1,462
Jack Creek Investment Corp., Strike Price $11.50, Expires 12/31/27	4,850	3,444
Jasper Therapeutics, Inc., Strike Price $11.50, Expires 12/01/26	23,889	31,056
Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/26	11,247	13,047
Kadem Sustainable Impact Corp., Strike Price $11.50, Expires 03/16/26	13,653	7,524

Description	Shares	Value (Note 2)
Kairos Acquisition Corp., Strike Price $11.50, Expires 05/01/27	4,998	$2,884
Kingswood Acquisition Corp., Strike Price $11.50, Expires 05/01/27	15,057	9,275
KINS Technology Group, Inc., Strike Price $11.50, Expires 12/31/25	6,297	4,660
KKR Acquisition Holdings I Corp., Strike Price $11.50, Expires 12/31/27	7,083	6,871
KL Acquisition Corp., Strike Price $11.50, Expires 01/12/28	468	304
KludeIn I Acquisition Corp., Strike Price $11.50, Expires 08/07/27	4,272	2,777
L&F Acquisition Corp., Strike Price $11.50, Expires 05/23/27	9,060	7,701
Lakeshore Acquisition I Corp., Strike Price $11.50, Expires 04/30/28	15,120	7,558
LightJump Acquisition Corp., Strike Price $11.50, Expires 12/31/27	14,063	8,013
Lionheart Acquisition Corp. II, Strike Price $11.50, Expires 02/14/26	16,661	12,496
LMF Acquisition Opportunities, Inc., Strike Price $11.50, Expires 01/31/27	31,863	16,473
Longview Acquisition Corp. II, Strike Price $11.50, Expires 05/10/26	805	998
Malacca Straits Acquisition Co., Ltd., Strike Price $11.50, Expires 06/30/27	5,591	2,656
Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/27	7,755	6,399
Marlin Technology Corp., Strike Price $11.50, Expires 03/05/26	822	658
MCAP Acquisition Corp., Strike Price $11.50, Expires 12/31/27	1,423	1,352
MDH Acquisition Corp., Strike Price $11.50, Expires 02/02/28	8,456	5,496
Medicus Sciences Acquisition Corp., Strike Price $11.50, Expires 12/31/27	941	630
Merida Merger Corp. I, Strike Price $11.50, Expires 11/07/26	30,682	64,739
Monument Circle Acquisition Corp., Strike Price $11.50, Expires 12/31/27	1,224	783
Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/26	2,547	1,452
New Vista Acquisition Corp., Strike Price $11.50, Expires 12/31/27	56	48
Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/27	21,081	11,592
NextGen Acquisition Corp. II, Strike Price $11.50, Expires 03/31/27	5,444	9,799
Noble Rock Acquisition Corp., Strike Price $11.50, Expires 12/31/27	4,228	2,875
North Atlantic Acquisition Corp., Strike Price $11.50, Expires 10/20/25	3,589	2,620
OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/26	48,836	25,395
Omnichannel Acquisition Corp., Strike Price $11.50, Expires 12/30/27	10,040	10,140
OppFi, Inc., Strike Price $11.50, Expires 08/31/27	13,538	16,922
Orion Biotech Opportunities Corp., Strike Price $11.50, Expires 12/31/27	8,409	7,820

Description	Shares	Value (Note 2)
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/28	23,946	$12,843
Oyster Enterprises Acquisition Corp., Strike Price $11.50, Expires 12/31/27	9,071	5,352
Periphas Capital Partnering Corp., Strike Price $28.75, Expires 12/10/28	2,535	3,708
Petra Acquisition, Inc., Strike Price $11.50, Expires 05/25/27	29,221	17,533
Pivotal Investment Corp. III, Strike Price $11.50, Expires 12/31/27	33	32
Post Holdings Partnering Corp., Strike Price $11.50, Expires 02/09/23	4,053	4,053
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/27	2,250	1,395
Procaps Group SA, Strike Price $11.50, Expires 12/31/26	5,982	6,161
Progress Acquisition Corp., Strike Price $11.50, Expires 12/31/27	4,219	2,291
Property Solutions Acquisition Corp. II, Strike Price $11.50, Expires 03/01/26	15,042	11,882
PropTech Investment Corp. II, Strike Price $11.50, Expires 12/31/27	4,162	3,122
Prospector Capital Corp., Strike Price $11.50, Expires 01/01/25	468	318
Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/27	30,397	9,423
Recharge Acquisition Corp., Strike Price $11.50, Expires 10/05/27	7,690	4,920
RedBall Acquisition Corp., Strike Price $11.50, Expires 08/17/22	6,609	10,905
REE Automotive, Ltd., Strike Price $11.50, Expires 07/22/26	17,980	12,955
Renovacor, Inc., Strike Price $11.50, Expires 03/05/25	29,794	20,856
Reservoir Media, Inc., Strike Price $11.50, Expires 08/26/26	417	751
RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/27	69	672
SAB Biotherapeutics, Inc., Strike Price $11.50, Expires 12/07/25	11,500	13,972
Sandbridge X2 Corp., Strike Price $11.50, Expires 12/31/27	5,790	5,023
ScION Tech Growth I, Strike Price $11.50, Expires 11/01/25	2,087	1,587
ScION Tech Growth II, Strike Price $11.50, Expires 01/28/26	13,566	9,879
Senior Connect Acquisition Corp. I, Strike Price $11.50, Expires 12/31/27	24,418	18,314
Seven Oaks Acquisition Corp., Strike Price $11.50, Expires 12/22/25	18,454	19,561
Shapeways Holdings, Inc., Strike Price $11.50, Expires 10/31/26	9,373	8,998
Silver Spike Acquisition Corp. II, Strike Price $11.50, Expires 02/26/26	1,690	1,775
Sports Entertainment Acquisition Corp., Strike Price $11.50, Expires 10/30/25	15,926	55,760
SportsTek Acquisition Corp., Strike Price $11.50, Expires 12/31/27	6,368	4,584
Sustainable Development Acquisition I Corp., Strike Price $11.50, Expires 12/31/28	1,369	931
SVF Investment Corp., Strike Price $11.50, Expires 12/31/27	56	75
Tailwind Acquisition Corp., Strike Price $11.50, Expires 09/07/27	6,549	4,127
Tailwind International Acquisition Corp., Strike Price $11.50, Expires 03/01/28	1,130	735

Description	Shares	Value (Note 2)
Tastemaker Acquisition Corp., Strike Price $11.50, Expires 01/07/27	16,945	$11,013
Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/27	9,017	6,312
Tekkorp Digital Acquisition Corp., Strike Price $11.50, Expires 10/26/27	12,144	11,172
Thayer Ventures Acquisition Corp., Strike Price $11.50, Expires 01/01/30	9,455	11,346
Thimble Point Acquisition Corp., Strike Price $11.50, Expires 02/04/26	11,386	12,411
Tuscan Holdings Corp. II, Strike Price $11.50, Expires 07/16/25	46,319	30,107
Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/28	2,277	1,440
USHG Acquisition Corp., Strike Price $11.50, Expires 12/31/28	283	255
Valens Semiconductor, Ltd., Strike Price $11.50, Expires 09/30/26	32,769	22,283
VectoIQ Acquisition Corp. II, Strike Price $11.50, Expires 12/31/27	280	252
Ventoux CCM Acquisition Corp., Strike Price $11.50, Expires 09/30/25	35,388	9,909
VEW AG, Strike Price $11.50, Expires 02/28/26	1,048	995
Vickers Vantage Corp. I, Strike Price $11.50, Expires 12/31/27	35,109	21,608
Vistas Media Acquisition Co., Inc., Strike Price $11.50, Expires 08/01/26	25,796	21,179
Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/27	32,618	9,443
Yellowstone Acquisition Co., Strike Price $11.50, Expires 10/21/25	12,144	12,023
Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/26	579	365

TOTAL WARRANTS
(Cost $1,674,908)		1,741,466

Description	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (7.52%)
State Street Institutional Treasury Money Market Fund	0.010%	16,919,701	16,919,701

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,919,701)			16,919,701

TOTAL INVESTMENTS (101.44%)
(Cost $214,579,198)			$228,205,738

Liabilities in Excess of Other Assets (-1.44%)(e)			(3,220,297)
NET ASSETS (100.00%)			$224,985,441

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-7.83%)
Invesco S&P 500 Equal Weight ETF	(74,995)	$(11,831,211)
iShares Russell 1000 Growth ETF	(15,000)	(4,470,000)
Energy Select Sector SPDR® Fund	(22,854)	(1,313,420)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(17,614,631)

EXCHANGE-TRADED NOTES (-0.42%)
JPMorgan Alerian MLP Index ETN	(50,000)	(948,000)

TOTAL EXCHANGE-TRADED NOTES		(948,000)

TOTAL SECURITIES SOLD SHORT
(Proceeds $18,159,465)		$(18,562,631)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of October 31, 2021, the aggregate value of those securities was $13,457,105 representing 5.98% of net assets.
(b)	Securities are in liquidation and held in a liquidating trust.
(c)	Non-income producing security.
(d)	Restricted security (see Note 3)
(e)	Includes cash, in the amount of $17,050,863 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

October 31, 2021 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs”), business development companies (“BDCs”) and special purpose acquisition companies (“SPACs” and collectively, “Underlying Funds”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on October 31, 2021.

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Fund’s Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. Fixed income securities, including corporate bonds and convertible corporate bonds, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: Investments in the Fund are recorded at their estimated fair value. The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$130,724,994	$213,572	$–	$130,938,566
Business Development Companies - Common Shares	4,290,585	–	–	4,290,585
Business Development Companies - Preferred Shares	870,445	–	–	870,445
Business Development Company Notes	8,640,483	3,296,854	–	11,937,337
Convertible Corporate Bonds	–	4,607,795	–	4,607,795
Corporate Bonds	–	775,283	–	775,283
Special Purpose Acquisition Companies - Common Shares	55,880,183	–	–	55,880,183
Rights	244,377	–	–	244,377
Warrants	1,741,466	–	–	1,741,466
Short-Term Investments	16,919,701	–	–	16,919,701
Total	$219,312,234	$8,893,504	$–	$228,205,738
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(17,614,631)	$–	$–	$(17,614,631)
Exchange-Traded Notes	(948,000)	–	–	(948,000)
Total	$(18,562,631)	$–	$–	$(18,562,631)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended October 31, 2021, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

3. RESTRICTED SECURITIES

As of October 31, 2021, investments in securities included a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Business Development Corp. of America	12/3/19	$725,000	$775,283	0.34%
TOTAL		$725,000	$775,283	0.34%